In-Process Research and Development, Net - Schedule of In-Process Research and Development (Details) - In Process Research and Development [Member]	Dec. 31, 2025 USD ($)
Schedule of In-Process Research and Development [Line Items]
2026	$ 5,160,938
2027	6,881,250
2028	6,881,250
2029	6,881,250
2030	6,881,250
2031	6,881,250
Thereafter	33,259,375
Total	$ 72,826,523